Segment information - Segment revenues - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	€ 41,381	€ 40,859	€ 40,708
External [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	41,381	40,859	40,708
Convergence services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	7,068	6,427	5,646
Mobile services only [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	10,272	10,202	10,614
Fixed services only [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	9,604	9,994	10,353
IT & integration services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	2,349	2,077	2,050
Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	7,931	8,065	8,103
Equipment sales [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	3,245	3,185	3,020
Other revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	912	909	922
Elimination of intersegment amounts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	(3)	(2)
Inter-operating segments	(3)	(2)
Elimination of intersegment amounts [member] | IT & integration services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	(2)	(1)
Elimination of intersegment amounts [member] | Other revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	(1)	(1)
Total Telecom activities and Orange Bank [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	41,381	40,859	40,708
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	41,384	40,861	40,708
Inter-operating segments	3	2
Telecom activities, operating segment [member] | Operating segments [member] | External [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	41,381	40,859	40,708
Telecom activities, operating segment [member] | Operating segments [member] | Convergence services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	7,068	6,427	5,646
Telecom activities, operating segment [member] | Operating segments [member] | Mobile services only [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	10,272	10,202	10,614
Telecom activities, operating segment [member] | Operating segments [member] | Fixed services only [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	9,604	9,994	10,353
Telecom activities, operating segment [member] | Operating segments [member] | IT & integration services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	2,351	2,078	2,050
Telecom activities, operating segment [member] | Operating segments [member] | Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	7,931	8,065	8,103
Telecom activities, operating segment [member] | Operating segments [member] | Equipment sales [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	3,245	3,185	3,020
Telecom activities, operating segment [member] | Operating segments [member] | Other revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	913	910	922
France, operating segment [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	18,211	18,046	17,896
Inter-operating segments	596	583	574
France, operating segment [member] | Operating segments [member] | External [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	17,615	17,463	17,322
France, operating segment [member] | Operating segments [member] | Convergence services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	4,458	4,045	3,598
France, operating segment [member] | Operating segments [member] | Mobile services only [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	2,348	2,409	2,612
France, operating segment [member] | Operating segments [member] | Fixed services only [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	4,168	4,344	4,567
France, operating segment [member] | Operating segments [member] | Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	5,342	5,388	5,294
France, operating segment [member] | Operating segments [member] | Equipment sales [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	1,410	1,386	1,340
France, operating segment [member] | Operating segments [member] | Other revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	485	474	485
Spain, operating segment [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	5,349	5,231	4,909
Inter-operating segments	50	54	35
Spain, operating segment [member] | Operating segments [member] | External [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	5,299	5,177	4,874
Spain, operating segment [member] | Operating segments [member] | Convergence services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	2,143	2,078	1,855
Spain, operating segment [member] | Operating segments [member] | Mobile services only [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	1,215	1,229	1,260
Spain, operating segment [member] | Operating segments [member] | Fixed services only [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	496	501	475
Spain, operating segment [member] | Operating segments [member] | IT & integration services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	1
Spain, operating segment [member] | Operating segments [member] | Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	810	754	676
Spain, operating segment [member] | Operating segments [member] | Equipment sales [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	684	669	643
Europe (excluding France and Spain), operating segment [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	5,687	5,578	5,482
Inter-operating segments	86	82	65
Europe (excluding France and Spain), operating segment [member] | Operating segments [member] | External [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	5,601	5,496	5,417
Europe (excluding France and Spain), operating segment [member] | Operating segments [member] | Convergence services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	467	305	193
Europe (excluding France and Spain), operating segment [member] | Operating segments [member] | Mobile services only [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	2,194	2,254	2,332
Europe (excluding France and Spain), operating segment [member] | Operating segments [member] | Fixed services only [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	697	757	803
Europe (excluding France and Spain), operating segment [member] | Operating segments [member] | IT & integration services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	158	129	107
Europe (excluding France and Spain), operating segment [member] | Operating segments [member] | Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	1,150	1,133	1,079
Europe (excluding France and Spain), operating segment [member] | Operating segments [member] | Equipment sales [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	868	840	789
Europe (excluding France and Spain), operating segment [member] | Operating segments [member] | Other revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	153	160	179
Africa and Middle-East, operating segment [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	5,190	5,030	5,245
Inter-operating segments	210	251	274
Africa and Middle-East, operating segment [member] | Operating segments [member] | External [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	4,980	4,779	4,971
Africa and Middle-East, operating segment [member] | Operating segments [member] | Mobile services only [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	3,809	3,600	3,686
Africa and Middle-East, operating segment [member] | Operating segments [member] | Fixed services only [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	435	431	437
Africa and Middle-East, operating segment [member] | Operating segments [member] | IT & integration services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	21	7	7
Africa and Middle-East, operating segment [member] | Operating segments [member] | Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	811	894	1,026
Africa and Middle-East, operating segment [member] | Operating segments [member] | Equipment sales [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	85	66	81
Africa and Middle-East, operating segment [member] | Operating segments [member] | Other revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	29	32	8
Enterprise, operating segment [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	7,292	7,251	7,346
Inter-operating segments	378	391	420
Enterprise, operating segment [member] | Operating segments [member] | External [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	6,914	6,860	6,926
Enterprise, operating segment [member] | Operating segments [member] | Mobile services only [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	743	751	775
Enterprise, operating segment [member] | Operating segments [member] | Fixed services only [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	3,997	4,152	4,304
Enterprise, operating segment [member] | Operating segments [member] | IT & integration services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	2,312	2,092	2,067
Enterprise, operating segment [member] | Operating segments [member] | Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	35	32	32
Enterprise, operating segment [member] | Operating segments [member] | Equipment sales [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	205	224	168
International Carriers and Shared Services, operating segment [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	1,534	1,651	1,812
Inter-operating segments	562	567	614
International Carriers and Shared Services, operating segment [member] | Operating segments [member] | External [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	972	1,084	1,198
International Carriers and Shared Services, operating segment [member] | Operating segments [member] | Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	1,150	1,275	1,431
International Carriers and Shared Services, operating segment [member] | Operating segments [member] | Other revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	384	376	381
Telecom activities, operating segment, eliminations [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	(1,879)	(1,926)	(1,982)
Inter-operating segments	(1,879)	(1,926)	(1,982)
Telecom activities, operating segment, eliminations [member] | Operating segments [member] | Convergence services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized		(1)
Telecom activities, operating segment, eliminations [member] | Operating segments [member] | Mobile services only [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	(37)	(41)	(51)
Telecom activities, operating segment, eliminations [member] | Operating segments [member] | Fixed services only [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	(189)	(191)	(233)
Telecom activities, operating segment, eliminations [member] | Operating segments [member] | IT & integration services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	(141)	(150)	(131)
Telecom activities, operating segment, eliminations [member] | Operating segments [member] | Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	(1,367)	(1,411)	(1,435)
Telecom activities, operating segment, eliminations [member] | Operating segments [member] | Equipment sales [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	(7)		(1)
Telecom activities, operating segment, eliminations [member] | Operating segments [member] | Other revenues [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues recognized	€ (138)	€ (132)	€ (131)